Term Loans - Summary of Company's required future principal payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Debt Instrument Future Principal Payments [Line Items]
2021		$ 6,000
2022		6,000
2023	$ 4,444	1,000
2024	6,667
2025	6,667
2026	2,222
Long-term Debt		13,000
Long-term Debt	20,000
Unamortized debt discount	(1,432)
Total	$ 18,568	$ 6,946